Interim Condensed Consolidated Statements of Financial Position (Unaudited) $ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash and cash equivalents	$ 7,264	$ 1,622
Trade and other receivables	3,954	2,655
Inventory	10,953	10,068
Prepaids and deposits	8,687	3,801
Current assets	30,858	18,146
Long-term Assets
Intangible assets	14,675	14,273
Property, plant, and equipment	22,794	22,613
Assets	68,327	55,032
Current Liabilities
Accounts payable and accrued liabilities	5,040	4,942
Credit facility	6,841	628
Current portion of deferred revenue	3,865	2,382
Current portion of provision for warranty cost	506	1,585
Current debt facilities	7,387	6,587
Current portion of other long-term liabilities	444	449
Current liabilities	24,083	16,573
Long-term Liabilities
Convertible debt	2,816
Other long-term liabilities	7,194	1,503
Provision for warranty cost	84	124
Liabilities	34,177	18,200
Shareholders’ Equity
Share capital	76,806	75,983
Contributed surplus	7,477	7,088
Accumulated other comprehensive (loss) income	645	1,403
Deficit	(50,778)	(47,642)
Shareholders’ Equity	34,150	36,832
Liabilities and shareholders’ equity	$ 68,327	$ 55,032